Earnings Per Share (Tables)	12 Months Ended
Apr. 24, 2016
Earnings Per Share
Schedule of computation of basic and diluted earnings (loss) per share

The following table sets forth the computation of basic and diluted earnings (loss) per share (in thousands, except share and per share amounts):

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Numerator:
Income (loss) applicable to common shares:
Income (loss) from continuing operations attributable to common stockholders	$38,205	$(4,768)	$(105,355)
Income (loss) from discontinued operations	7,999	9,945	(22,331)

Net income (loss) attributable to the common stockholders	$46,204	$5,177	$(127,686)

Denominator:
Denominator for basic income (loss) per share - weighted average shares	40,690,929	39,955,735	39,731,766
Effect of dilutive securities
Employee stock options	109,244	—	—
Restricted stock units	523,300	—	—

Denominator for diluted income (loss) per share - adjusted weighted average shares and assumed conversions	41,323,473	39,955,735	39,731,766

Basic income (loss) per share attributable to common stockholders
Income (loss) from continuing operations	$0.94	$(0.12)	$(2.65)
Income (loss) from discontinued operations	0.20	0.25	(0.56)

Net loss attributable to common stockholders	$1.14	$0.13	$(3.21)

Diluted income (loss) per share attributable to common stockholders
Income (loss) from continuing operations	$0.92	$(0.12)	$(2.65)
Income (loss) from discontinued operations	0.20	0.25	(0.56)

Net income (loss) attributable to common stockholders	$1.12	$0.13	$(3.21)